DEFERRED REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Deferred Revenue Disclosure [Abstract]
DEFERRED REVENUE

NOTE 12 – DEFERRED REVENUE

Our deferred revenue consists of:

	September 30, 2017	December 31, 2016
Deferred revenue - WeedMD	$248,750	$383,750
Less - current portion	(180,000)	(180,000)
Deferred revenue, net of current portion	$68,750	$203,750

As described in Note 4 above, on June 9, 2014, we received 1,187,500 common shares and 3,000,000 warrants to purchase common shares of WMD in exchange for future consulting services and use of our intellectual property. We recorded the $893,750 fair value of these securities as deferred revenue, and we recognized $150,000 of this amount as revenue during the period July 1, 2014 through December 31, 2014, based upon our initial three year estimate of the service period involved. Based on consultations with WMD, we expect to deliver the remaining consulting services and use of our intellectual property to WMD on a relatively consistent monthly basis during the four year period January 1, 2016 through December 31, 2018. Accordingly, we are now recognizing $15,000 of deferred revenue per month, and thus, during the three and nine month periods ending September 30, 2017 and 2016, we recognized a total of $45,000 and $90,000, respectively, of revenue applicable to this arrangement. At September 30, 2017, we expect to recognize $180,000 of the remaining $248,750 WMD deferred revenue during the next twelve months and accordingly, we have classified the $180,000 as a current liability on our condensed consolidated balance sheets.

On December 28, 2014, we entered into a royalty and consulting services agreement with FoxBarry Farms, LLC (“FoxBarry”) whereby we received a $200,000 prepaid royalty payment from FoxBarry. At the time, we planned to recognize deferred royalty revenue based on actual applicable sales as defined in the agreement. During the years ended December 31, 2015 and 2014, we did not recognize any deferred revenue related to this agreement. In August 2015, we discontinued providing consulting services to FoxBarry, as our initial project with FoxBarry was abandoned due to operational issues. However, FoxBarry appears to no longer be in existence, and since all of our conditions pursuant to the agreement have been satisfied, we elected to recognize the $200,000 of deferred income during the year ended December 31, 2016, as other income.

NOTE 10 – DEFERRED REVENUE

Our deferred revenue consists of:

	December 31,
	2016	2015
Deferred revenue – WeedMD	$383,750	$563,750
Deferred revenue - FoxBarry	—	200,000
	383,750	763,750
Less – current portion	(180,000)	(380,000)
Deferred revenue, net of current portion	$203,750	$383,750

As described in Note 4 above, on June 9, 2014, we received 1,187,500 common shares and 3,000,000 warrants to purchase common shares of WMD in exchange for future consulting services and use of our intellectual property. We recorded the $893,750 fair value of these securities as deferred revenue and we recognized $150,000 of this amount as revenue during the period July 1, 2014 through December 31, 2014, based upon our initial three year estimate of the service period involved. Based on recent discussions with WMD, we now expect to deliver the remaining consulting services and use of our intellectual property to WMD on a relatively consistent monthly basis during the four year period January 1, 2015 through December 31, 2018. Accordingly, we are now recognizing $15,000 of deferred revenue per month. We recognized $180,000 of revenue applicable to this arrangement, in each of the years ended December 31, 2016 and 2015. At December 31, 2016, we expect to recognize $180,000 of the remaining $383,750 WMD deferred revenue during the next twelve months and accordingly, we have classified the $180,000 as a current liability on our consolidated balance sheets.

On December 28, 2014, we entered into a royalty and consulting services agreement with FoxBarry Farms, LLC (“FoxBarry”) whereby we received a $200,000 prepaid royalty payment from FoxBarry. At the time, we planned to recognize deferred royalty revenue based on actual applicable sales as defined in the agreement. During the years ended December 31, 2015 and 2014, we did not recognize any deferred revenue related to this agreement. In August 2015, we discontinued providing consulting services to FoxBarry, as our initial project with FoxBarry was abandoned due to operational issues. However, FoxBarry appears to no longer be in existence, and since all of our conditions pursuant to the agreement have been satisfied, we elected to recognize the $200,000 of deferred income during the year ended December 31, 2016, as other income.